DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
DEPOSITS
Schedule of deposits

	Reclamation deposits	Office and administrative	Total
Balance December 31, 2019	$1,314	$100	$1,414
Additions	56	1	57
Surety collateral	1,265	—	1,265
Refunded	(45)	—	(45)
Balance December 31, 2020	$2,590	$101	$2,691
Additions	17	—	17
Refunded	(500)	—	(500)
Balance December 31, 2021	$2,107	$101	$2,208